Non-Participant Directed Assets - Schedule of Changes in Net Asset (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Changes in net assets
Interest and dividends	$ 5,305,681
Employer contributions	6,799,162
Net appreciation in fair value of investments	30,319,904
Benefits paid to participants	(22,865,161)
Net increase in net assets available for benefits	28,673,011
EBP, Nonparticipant-Directed
Changes in net assets
Interest and dividends	3,287,232
Employer contributions	5,310,150
Net appreciation in fair value of investments	7,676,955
Benefits paid to participants	(5,751,328)
Net increase in net assets available for benefits	$ 10,523,009